Financial liabilities - Disclosure of financial liabilities breakdown (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	€ 53,503	€ 69,069
Current financial liabilities	50,401	44,935
Total financial liabilities	103,905	114,004
Borrowings
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	17,896	29,056
Current financial liabilities	24,641	22,195
Kreos & Claret bond loans
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	16,949	26,373
Current financial liabilities	22,473	20,028
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	947	1,431
Current financial liabilities	929	932
PGE
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	0	1,252
Current financial liabilities	1,238	1,235
Convertible loan notes
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	17,833	23,370
Current financial liabilities	24,203	21,574
Heights convertible notes
Disclosure of detailed information about borrowings [line items]
Current financial liabilities	17,743	21,574
Kreos & Claret convertible notes (OCABSA)
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	17,833	23,370
Current financial liabilities	6,460	0
Derivative instruments
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	3,639	3,620
Current financial liabilities	1,557	1,166
Kreos/Claret Minimum Return Indemnifications
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	3,639	3,620
Kreos & Claret BSA
Disclosure of detailed information about borrowings [line items]
Current financial liabilities	1,557	1,166
Other financial liabilities
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	14,135	13,023
Royalty certificates
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	€ 14,135	€ 13,023